UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact name of registrant as specified in charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of principal executive offices)(Zip code)

Bradley Zucker

c/o Ancora Trust

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Name and address of agent for service)

Copies to:

Andrew Davalla

Thomson Hine LLP

3900 Key Center,

127 Public Square

Cleveland, Ohio 44114

Registrant's telephone number, including area code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

ANCORA INCOME FUND – CLASS I

AAIIX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora Income Fund – Class I -AAIIX for the period January 1, 2026 to June 30, 2026, as well as certain changes to the fund.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Income Fund – Class I	$44	0.89%

*Annualized

Fund statistics

NET ASSETS:
$50,032,875

PORTFOLIO HOLDINGS:
93

PORTFOLIO TURNOVER:
6.60%

ADVISORY FEES PAID BY FUND:
$125,925

top ten holdings

1.	Texas Capital Bancshares, Inc., 5.750%, due 06/15/2026	3.27%
2.	Merchants Bancorp, 7.625%, due 01/01/2030	2.44%
3.	Synchrony Financial, 5.625%, Perp.	2.41%
4.	TPG Operating Group II, LP, 6.950, due 03/15/2064	2.34%
5.	Brookfield Infrastructure Finance ULC, 7.250%, due 05/31/2084	2.16%
6.	Federated Hermes Government Obligations Fund – Institutional Class	2.08%
7.	Carlyle Finance LLC., 4.625%, due 05/15/2061	1.96%
8.	Rithm Capital Corp., 8.750%, due 11/15/2030	1.95%
9.	United Parcel Service, Inc.	1.72%
10.	Fifth Third Bancorp, 7.994%, Perp.	1.70%
	Total % of Net Assets	22.03%

SECTOR DIVERSIFICATIONS

Traditional Preferred Securities	79.73%
Bonds & Corporate Bond Trust Certificates	9.29%
Common Stocks	7.16%
Money Market Funds	2.09%
REIT Senior Securities	1.73%
% of Total Investments	100.00%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund’s documents not be householded, please contact Ancora Funds at 1-866-6-ANCORA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ancora Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.ancorafunds.com or contact us at 1-866-6-ANCORA.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

ANCORA/THELEN SMALL-MID CAP FUND – CLASS I

AATIX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora/Thelen Small-Mid Cap Fund – Class I - AATIX for the period January 1, 2026 to June 30, 2026, as well as certain changes to the fund.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora/Thelen Small-Mid Cap Fund – Class I	$62	1.20%

*Annualized

Fund statistics

NET ASSETS:
$239,741,404

PORTFOLIO HOLDINGS:
89

PORTFOLIO TURNOVER:
67.87%

ADVISORY FEES PAID BY FUND
(NET OF WAIVERS):
$1,030,052

top ten holdings

1.	Rayonier, Inc.	3.83%
2.	Middleby Corp.	3.77%
3.	PROG Holdings, Inc.	3.33%
4.	Millrose Properties, Inc.	2.62%
5.	Crane NXT Co.	2.39%
6.	Marriott Vacations Worldwide Corp.	2.30%
7.	Amrize Ltd.	2.25%
8.	Vontier Corp.	2.07%
9.	Viper Energy, Inc.	2.05%
10.	Amentum Holdings, Inc.	1.98%
	Total % of Net Assets	26.59%

SECTOR DIVERSIFICATIONS

Industrials	27.38%
Consumer Discretionary	20.38%
Materials	11.21%
Real Estate	8.14%
Health Care	7.63%
Financials	6.53%
Technology	6.28%
Energy	3.29%
Utilities	3.05%
Communication	2.81%
Consumer Staples	2.39%
Money Market Funds	0.91%
% of Total Investments	100.00%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund’s documents not be householded, please contact Ancora Funds at 1-866-6-ANCORA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ancora Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.ancorafunds.com or contact us at 1-866-6-ANCORA.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

ANCORA/THELEN SMALL-MID CAP FUND – CLASS S

AATSX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora/Thelen Small-Mid Cap Fund – Class S - AATSX for the period January 1, 2026 to June 30, 2026, as well as certain changes to the fund.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora/Thelen Small-Mid Cap Fund – Class S	$52	1.00%

*Annualized

Fund statistics

NET ASSETS:
$239,741,404

PORTFOLIO HOLDINGS:
89

PORTFOLIO TURNOVER:
67.87%

ADVISORY FEES PAID BY FUND
(NET OF WAIVERS):
$1,030,052

top ten holdings

1.	Rayonier, Inc.	3.83%
2.	Middleby Corp.	3.77%
3.	PROG Holdings, Inc.	3.33%
4.	Millrose Properties, Inc.	2.62%
5.	Crane NXT Co.	2.39%
6.	Marriott Vacations Worldwide Corp.	2.30%
7.	Amrize Ltd.	2.25%
8.	Vontier Corp.	2.07%
9.	Viper Energy, Inc.	2.05%
10.	Amentum Holdings, Inc.	1.98%
	Total % of Net Assets	26.59%

SECTOR DIVERSIFICATIONS

Industrials	27.38%
Consumer Discretionary	20.38%
Materials	11.21%
Real Estate	8.14%
Health Care	7.63%
Financials	6.53%
Technology	6.28%
Energy	3.29%
Utilities	3.05%
Communication	2.81%
Consumer Staples	2.39%
Money Market Funds	0.91%
% of Total Investments	100.00%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund’s documents not be householded, please contact Ancora Funds at 1-866-6-ANCORA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ancora Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.ancorafunds.com or contact us at 1-866-6-ANCORA.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026

ANCORA DIVIDEND VALUE EQUITY FUND – CLASS I

ADEIX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora Dividend Value Equity Fund – Class I - ADEIX for the period January 1, 2026 to June 30, 2026, as well as certain changes to the fund.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Dividend Value Equity Fund – Class I	$50	1.00%

*Annualized

Fund statistics

NET ASSETS:
$42,909,057

PORTFOLIO HOLDINGS:
28

PORTFOLIO TURNOVER:
5.90%

ADVISORY FEES PAID BY FUND
(NET OF WAIVERS):
$139,336

top ten holdings

1.	Broadcom, Inc.	6.49%
2.	JP Morgan Chase & Co.	6.38%
3.	AbbVie, Inc.	6.05%
4.	Microsoft Corp.	5.84%
5.	Apple, Inc.	5.81%
6.	Eaton Corp. Plc.	5.68%
7.	Johnson & Johnson	5.00%
8.	Bank of America Corp.	4.51%
9.	EOG Resources, Inc.	4.46%
10.	General Dynamics Corp.	4.33%
	Total % of Net Assets	54.55%

SECTOR DIVERSIFICATIONS

Technology	20.94%
Financials	18.56%
Industrials	16.55%
Health Care	13.28%
Consumer Discretionary	10.92%
Energy	6.70%
Materials	5.81%
Consumer Staples	3.31%
Communication	2.35%
Money Market Funds	1.58%
% of Total Investments	100.00%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund’s documents not be householded, please contact Ancora Funds at 1-866-6-ANCORA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ancora Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.ancorafunds.com or contact us at 1-866-6-ANCORA.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Schedule is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

ANCORA®

Funds

6/30/2026

SEMI-ANNUAL FINANCIAL STATEMENTS

Ancora Trust
Ancora Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

Bonds & Corporate Bond Trust Certificates - 9.27%	Principal Amount	Value

Trust Certificates - 2.51%
Citigroup, Inc., 7.125%, due 08/15/2029	236,000	$ 241,459
Corebridge Financial, Inc., 6.875%, due 12/01/2030	250,000	260,154
Dominion Energy, Inc., 6.625%, due 02/15/2035	250,000	257,683
Pacificorp, 7.125%, due 08/15/2056	500,000	496,637
		1,255,933

Traditional Corporate Bonds - 6.76%
Citigroup, Inc., 7.625%, due 11/15/2028	750,000	779,461
Energy Transfer LP, 7.125%, due 05/15/2030	350,000	361,284
Fifth Third Bancorp, 7.994%, Perp.	850,000	852,542
The Allstate Corp., 8.507%, due 08/15/2053	350,000	350,883
The Bank of Nova Scotia, 8.625%, due 10/27/2027	500,000	520,154
The Toronto Dominion Bank, 8.125%, due 10/31/2027	500,000	517,075
		3,381,399

TOTAL BONDS & CORPORATE BOND TRUST CERTIFICATES (Cost $4,487,848)		4,637,332

Traditional Preferred Securities - 79.55%	Shares	Value
Affiliated Managers Group, Inc., 6.750%, due 03/30/2029	26,000	596,440
Affiliated Managers Group, Inc., 4.200%, 09/30/2061	7,190	103,967
Affiliated Managers Group, Inc., 4.750%, due 09/30/2060	25,000	404,250
Affiliated Managers Group, Inc., 5.875%, due 03/30/2059	8,310	163,956
AGNC Investment Corp., 6.125%, Perp.	20,000	499,000
AGNC Investment Corp., 6.875%, Perp.	23,000	575,000
American Financial Group, Inc., 4.500% Due 09/15/2060	25,000	397,000
American Financial Group, Inc., 5.125%, due 12/15/2059	15,000	266,250
American Financial Group, Inc., 5.625%, due 06/01/2060	20,000	387,800
Annaly Capital Management, Inc., 6.750%, Perp.	15,000	382,200
Apollo Global Management, Inc., 7.625%, due 09/15/2053	20,000	510,200
Arbor Realty Trust, Inc., 6.375%, Perp.	35,000	558,600
Arch Capital Group Ltd., 4.550%, Perp.	25,000	407,500
Arch Capital Group Ltd., 5.450%, Perp.	25,000	478,250
Aspen Insurance Holdings Ltd., 5.625%, due 01/01/2027	18,000	335,880
Aspen Insurance Holdings Ltd., 5.625%, Perp.	39,829	735,642
Aspen Insurance Holdings Ltd., 7.000%, due 11/30/2029	23,123	538,303
Associated Banc-Corp., 5.625%, Perp.	35,000	675,150
Assurant, Inc., 5.250%, 01/15/2061	30,000	570,000
Athene Holding Ltd., 4.875%, Perp.	15,000	237,750
Athene Holding Ltd., 5.625%, Perp.	40,240	748,062
Athene Holding Ltd., 6.350%, due 06/30/2029	20,000	483,600
Athene Holding Ltd., 7.250%, due 03/30/2064	4,337	107,124
Atlanticus Holdings Corp., 6.125%, due 11/30/2026	30,100	755,811
Atlanticus Holdings Corp., 9.250%, due 01/31/2029	22,500	572,175
Atlanticus Holdings Corp.,7.625%, Perp.	10,000	242,000
Axis Capital Holdings Ltd., 5.500%, due 12/31/2049	35,000	658,350
Bank OZK, 4.625%, due 11/15/2026	40,000	636,000
Brookfield Infrastructure Finance ULC, 7.250%, due 05/31/2084	43,324	1,083,100
Brookfield Infrastructure Partners LP, 5.125%, Perp.	10,000	163,600
Brookfield Oaktree Holdings, LLC, 6.550%, Perp.	11,000	229,130
Brunswick Corp., 6.375%, due 04/15/2049	14,021	340,710

Traditional Preferred Securities - 79.55% (Continued)	Shares	Value
Carlyle Finance LLC., 4.625%, due 05/15/2061	60,000	$ 978,600
Corebridge Financial, Inc., 6.375%, due 12/15/2064	30,000	688,200
Enterprise Financial Services Corp., 5.000%, due 12/15/2026	25,000	486,500
F&G Annuities & Life, Inc., 7.300%, due 01/15/2065	40,000	821,200
Federal Agricultural Mortgage Corp., 5.250%, Perp.	41,700	788,964
Federal Agricultural Mortgage Corp., 5.750%, Perp.	25,000	521,125
First Citizens Bancshares, Inc., 5.625%, due 01/04/2027	17,500	357,875
First Horizon Corp., 6.750%, due 04/10/2031	20,000	499,600
Global Net Lease, Inc., 6.875%, Perp.	25,000	539,750
Globe Life, Inc., 4.250%, 06/15/2061	35,000	532,000
Green Brick Partners, Inc., 5.750%, due 12/23/2026	22,500	488,475
Huntington Bancshares, Inc., 6.875%, due 04/15/2028	17,550	439,979
Jackson Financial Inc., 8.000%, due 03/30/2028	23,000	580,290
KeyCorp, 5.650%, Perp.	20,000	417,400
KeyCorp, 6.200%, due 12/15/2027	25,000	623,500
KKR & Co., Inc., 6.250%, due 03/01/2028	9,500	378,575
KKR & Co., Inc., 6.875%, due 06/01/2065	25,787	625,593
Merchants Bancorp, 7.625%, due 01/01/2030	50,000	1,218,500
MFA Financial, Inc., 7.500%, Perp.	20,000	402,200
Oaktree Capital Group, 6.625% Perp.	20,000	417,400
Old National Bancorp, 7.000%, Perp.	39	964
Oracle Corp., 0.250%, 01/15/2029	7,550	339,373
PennyMac Mortgage Investment Trust, 6.750%, due 08/24/2026	23,000	404,340
Redwood Trust, Inc., 10.000%, Cumulative Perp., Call 04/15/2028	30,000	748,500
Redwood Trust, Inc., 9.000%, due 09/01/2029	25,000	613,250
Redwood Trust, Inc., 9.125%, due 03/01/2030	10,000	244,600
Regions Financial Corp., 6.950%, due 09/15/2029	20,000	504,600
Reinsurance Group of America, Inc., 7.125%, due 10/15/2027	10,000	256,400
RenaissanceRe Holding Ltd., 4.200%, due 07/15/2026	30,000	450,000
Rithm Capital Corp., 11.020%, Perp.	16,227	404,701
Rithm Capital Corp., 7.000%, due 11/15/2026	15,000	373,950
Rithm Capital Corp., 8.750%, due 11/15/2030	40,000	978,000
Stifel Financial Corp., 4.500%, due 08/15/2026	30,000	482,400
Summit Hotel Properties, Inc., 6.250%, Perp.	20,000	349,400
Synchrony Financials, 5.625%, Perp.	65,000	1,207,050
Synchrony Financials, 8.250%, due 05/15/2029	22,500	582,075
Texas Capital Bancshares, Inc., 5.750%, Perp.	80,000	1,636,000
TPG Operating Group II, LP, 6.950, due 03/15/2064	50,000	1,170,500
VSE Corp., 5.750, due 02/01/2029	5,000	288,350
Webster Financial Corp., 5.250%, Perp.	35,000	729,050
Webster Financial Corp., 6.500%, Perp.	20,000	465,200
WesBanco, Inc., 7.375%, due 10/01/2030	20,000	503,400
Whirlpool Corp., 0.617%, due 02/15/2029	12,000	421,440
		39,802,069

TOTAL TRADITIONAL PREFERRED SECURITIES (Cost $41,978,685)		39,802,069

REIT Senior Securities - 1.73%
Pebblebrook Hotel Trust, 6.300%, Perp.	25,000	485,500
UMH Properties, Inc., 6.375%, Series D, Perp.	18,000	378,900
		864,400

TOTAL REIT SENIOR SECURITIES (Cost $977,016)		864,400

Common Stocks - 7.15%	Shares	Value

Communications - 1.33%
Sirius XM Holdings, Inc.	22,500	$ 664,650
		664,650

Financials - 1.18%
Blackstone, Inc.	2,600	305,942
TPG, Inc.	7,000	283,850
		589,792

Industrials - 1.72%
United Parcel Service, Inc.	8,000	860,000
		860,000

Oil, Gas & Consumable Fuels - 1.72%
Energy Transfer LP.	20,000	382,400
Enterprise Products Partners LP.	13,000	477,880
		860,280

Pharmaceuticals - 1.20%
Pfizer, Inc.	25,000	602,000
		602,000

TOTAL COMMON STOCKS (Cost $3,288,007)		3,576,722

Money Market Funds - 2.08%
Federated Hermes Government Obligations Fund - Institutional Class 3.49% (a)	1,041,651	1,041,651
		1,041,651

TOTAL MONEY MARKET FUNDS (Cost $1,041,651)		1,041,651

TOTAL INVESTMENTS (Cost $51,773,207) - 99.78%		49,922,174

Other Assets In Excess of Liabilities - 0.22%		110,701

TOTAL NET ASSETS - 100.00%		$ 50,032,875

REIT - Real Estate Investment Trust
(a) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2026.
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.87%

Banks - 0.60%
Northrim BanCorp, Inc.	52,001	$ 1,442,508
		1,442,508

Biotechnology - 1.16%
Emergent BioSolutions, Inc. (a)	332,315	2,784,800
		2,784,800

Building Products - 4.66%
Fortune Brands Innovations, Inc.	70,044	3,845,416
Masterbrand, Inc. (a)	278,837	2,869,233
Resideo Technologies, Inc.	143,630	4,466,893
		11,181,542

Capital Markets - 1.87%
Houlihan Lokey, Inc. Class A	20,146	2,702,183
Raymond James Financial, Inc.	11,683	1,776,166
		4,478,349

Chemicals - 1.18%
DuPont de Nemours, Inc.	20,832	2,825,698
		2,825,698

Commercial Services & Supplies - 2.09%
Pursuit Attractions & Hospitality, Inc. (a)	57,268	3,205,290
RB Global, Inc.	15,570	1,813,126
		5,018,416

Communications - 2.55%
GCI Liberty, Inc.	56,713	1,222,732
John Wiley & Sons, Inc.	63,150	3,063,406
Versant Media Group, Inc.	50,580	1,821,386
		6,107,524

Construction & Engineering - 2.74%
APi Group Corp.	99,615	4,218,695
Arcosa, Inc.	16,219	2,356,459
		6,575,154

Consumer Cyclical - 0.30%
BJ's Restaurants, Inc.	11,990	728,213
		728,213

Consumer Discretionary - 13.86%
Aptiv Plc.	56,860	3,490,067
Aramark	75,610	4,302,209
Atlanta Braves Holdings, Inc.	64,645	3,355,075
Churchill Downs, Inc.	34,330	3,077,341
Deckers Outdoor Corp.	17,620	1,749,490
First Watch Restaurant Group, Inc.	115,519	1,489,040
Genesco, Inc.	31,220	1,054,299
Millrose Properties, Inc.	209,050	6,281,953
Phinia, Inc.	47,520	3,914,222
Starz Entertainment Corp.	127,504	3,679,765
Versigent Plc.	19,923	836,965
		33,230,426

Consumer Finance - 3.33%
PROG Holdings, Inc.	171,036	$ 7,971,988
		7,971,988

Consumer Staples, - 1.16%
ARKO Corp.	241,918	1,942,602
Ollie's Bargain Outlet Holdings, Inc.	10,990	844,911
		2,787,513

Diversified Consumer Services - 1.19%
Frontdoor, Inc.	36,910	2,863,847
		2,863,847

Diversified Financial Services - 0.55%
Jackson Financial, Inc.	12,929	1,323,800
		1,323,800

Electronic Equipment, Instruments & Comp - 2.07%
Vontier Corp.	171,300	4,967,700
		4,967,700

Energy - 3.49%
NPK International, Inc.	217,790	3,465,039
Viper Energy, Inc.	115,785	4,909,284
		8,374,323

Equity Real Estate Investment Trusts - 0.62%
Postal Realty Trust, Inc.	60,028	1,479,090
		1,479,090

Financials - 3.50%
Bridgewater Bancshares, Inc.	97,930	2,060,447
Dave, Inc.	3,630	1,352,502
EZCORP, Inc.	56,730	1,961,156
GPGI, Inc.	171,353	2,715,945
Pershing Square, Inc.	8,950	294,097
		8,384,147

Food Products - 1.22%
Nomad Foods Ltd.	267,687	2,931,173
		2,931,173

Gas Utilities - 2.05%
RGC Resources, Inc.	35,481	847,996
UGI Corp.	117,999	4,075,685
		4,923,681

Health Care Equipment & Services - 6.45%
Concentra Group Holdings Parent, Inc.	151,710	4,513,373
Cooper Companies, Inc.	13,750	986,012
Encompass Health Corp.	36,350	3,674,258
Enovis Corp.	108,141	2,238,519
Neogen Corp.	50,000	449,500
The Pennant Group, Inc.	30,242	1,117,442
Waters Corp.	6,650	2,494,016
		15,473,120

Hotels, Restaurants & Leisure - 3.27%
Marriott Vacations Worldwide Corp.	54,113	$ 5,513,032
The Wendy's Co. (a)	43,300	358,957
Wyndham Hotels & Resorts, Inc.	23,471	1,976,493
		7,848,482

Industrials - 12.75%
Aebi Schmidt Holding AG	262,161	3,290,121
Atmus Filtration Technologies, Inc.	48,576	2,476,890
Centuri Holdings, Inc.	24,510	741,182
Everus Construction Group, Inc.	17,181	2,851,187
FedEx Freight Holding Company, Inc.	20,350	3,072,850
Forrester Research, Inc.	2,400	20,184
Fortive Corp.	67,420	4,118,688
FTI Consulting, Inc.	9,050	1,348,540
Innovative Solutions & Support, Inc.	27,940	502,920
Jacobs Solutions, Inc.	8,329	1,049,454
Middleby Corp.	52,491	9,028,977
Public Policy Holding Company, Inc.	80,135	593,800
Sunbelt Rentals Holdings, Inc.	19,760	1,478,246
		30,573,039

Machinery - 4.79%
Crane Co.	13,157	2,934,932
Crane NXT Co.	111,975	5,728,641
ESAB Corp.	19,051	1,879,000
Pentair Plc.	12,230	937,552
		11,480,125

Materials - 8.63%
Amrize Ltd.	101,170	5,392,361
International Flavors & Fragrances, Inc.	59,312	4,698,697
Magnera Corp.	114,919	1,350,298
Qnity Electronics, Inc.	15,786	2,578,012
Solstice Advanced Materials, Inc.	28,049	2,485,141
Sonoco Products Co. (a)	57,370	3,232,800
Titan America SA	50,945	950,634
		20,687,943

Oil, Gas & Consumable Fuels - 1.63%
DT Midstream, Inc.	16,356	2,400,079
Nacco Industries, Inc.	18,822	942,041
Unit Corp.	18,060	565,097
		3,907,217

Real Estate - 1.05%
DiamondRock Hospitality Co.	206,010	2,509,202
		2,509,202

Real Estate Investment Trusts - 3.83%
Rayonier, Inc.	431,874	9,190,279
		9,190,279

Technology - 3.49%
Amentum Holdings, Inc.	230,038	$ 4,754,885
CCC Intelligent Solutions Holdings Inc.	441,998	2,280,710
Octave Intelligence Plc.	39,710	647,273
Powerfleet, Inc.	177,860	681,204
		8,364,072

Technology Hardware, Storage & Peripheral - 0.39%
Diebold Nixdorf, Inc. (a)	10,993	934,625
		934,625

Textiles, Apparel & Luxury Goods - 1.38%
Kontoor Brands, Inc.	39,770	3,314,432
		3,314,432

Utilities - 0.99%
NorthWestern Energy Group, Inc.	33,070	2,368,473
		2,368,473

TOTAL COMMON STOCKS (Cost $189,410,267)		237,030,901

Money Market Funds - 0.90%
Federated Hermes Government Obligations Fund - Institutional Class 3.49% (b)	2,166,700	2,166,700
		2,166,700

TOTAL MONEY MARKET FUNDS (Cost $2,166,700)		2,166,700

TOTAL INVESTMENTS (Cost $191,576,966) - 99.77%		239,197,601

Other Assets In Excess of Liabilities - 0.23%		543,803

TOTAL NET ASSETS - 100.00%		$ 239,741,404

(a) Non-income producing security
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2026.
(c) ADR - American Depository Receipt
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Ancora Dividend Value Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
Common Stocks - 98.55%

Aerospace & Defense - 4.33%
General Dynamics Corp.	5,249	$ 1,859,406
		1,859,406

Banks - 10.88%
Bank of America Corp.	33,934	1,933,559
JP Morgan Chase & Co.	8,358	2,735,824
		4,669,383

Capital Markets - 2.19%
Houlihan Lokey, Inc. Class A	6,993	937,971
		937,971

Chemicals - 3.00%
Linde Plc.	2,478	1,285,933
		1,285,933

Communications Equipment - 1.33%
Qualcomm, Inc.	3,079	568,968
		568,968

Electrical Equipment - 5.68%
Eaton Corp. Plc.	5,721	2,437,833
		2,437,833

Entertainment - 2.35%
Walt Disney Co.	10,475	1,008,219
		1,008,219

Financials - 7.16%
Ares Management Corp.	6,906	768,707
Paccar, Inc.	9,525	1,144,143
Stifel Financial Corp.	16,600	1,158,182
		3,071,032

Health Care - 2.24%
Gilead Sciences, Inc.	7,613	961,826
		961,826

Hotels, Restaurants & Leisure - 6.95%
Marriott International, Inc.	3,513	1,301,883
McDonalds Corp.	4,584	1,239,101
Wyndham Hotels & Resorts, Inc.	5,222	439,745
		2,980,729

Household Products - 3.32%
Procter & Gamble Co.	9,706	1,423,288
		1,423,288

Industrial Conglomerates - 3.89%
Honeywell Aerospace, Inc.	3,754	829,934
Honeywell International, Inc.	3,754	840,521
		1,670,455

Materials - 2.82%
CRH Public Ltd. Co.	11,312	$ 1,210,384
		1,210,384

Oil, Gas & Consumable Fuels - 6.71%
Chevron Corp.	5,840	968,038
EOG Resources, Inc.	14,743	1,912,609
		2,880,647

Pharmaceuticals - 11.05%
AbbVie, Inc.	10,317	2,596,170
Johnson & Johnson	8,450	2,146,047
		4,742,217

Semiconductors & Semiconductor Equipment - 6.49%
Broadcom, Inc.	7,368	2,783,262
		2,783,262

Software - 6.86%
Mastercard, Inc.	855	439,128
Microsoft Corp.	6,716	2,505,202
		2,944,330

Specialty Retail - 3.99%
The Home Depot, Inc.	4,858	1,713,320
		1,713,320

Technology - 1.50%
Salesforce, Inc.	4,110	643,873
		643,873

Technology Hardware, Storage & Peripheral - 5.81%
Apple, Inc.	8,620	2,494,283
		2,494,283

TOTAL COMMON STOCKS (Cost $25,419,658)		42,287,359

Money Market Funds - 1.58%
Federated Hermes Government Obligations Fund - Institutional Class 3.49% (a)	679,196	679,196
		679,196

TOTAL MONEY MARKET FUNDS (Cost $679,196)		679,196

TOTAL INVESTMENTS (Cost $26,098,854) - 100.13%		42,966,555

Liabilities In Excess of Other Assets - (0.13)%	(57,498)

TOTAL NET ASSETS - 100.00%	$ 42,909,057

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2026.
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Statements of Assets and Liabilities
As of June 30, 2026 (Unaudited)
			Ancora
	Ancora	Ancora/Thelen	Dividend
	Income	Small-Mid Cap	Value Equity
	Fund	Fund	Fund
Assets
Investments in securities:
At Cost	$ 51,773,207	$ 191,576,966	$ 26,098,854
At Fair Value	$ 49,922,174	$ 239,197,601	$ 42,966,555

Cash	-	33,321	-
Dividends and interest receivable	145,981	122,198	10,503
Receivable for investments sold	-	1,271,886	-
Shareholder subscription receivable	1,054	67,424	2,122
Prepaid expenses	4,463	17,078	6,116
Total assets	50,073,672	240,709,508	42,985,296

Liabilities
Payable for investments purchased	-	644,552	-
Shareholder redemptions payable	-	108,517	33,000
Payable to advisor	20,751	173,976	21,934
Administration fees payable	4,150	18,982	3,591
Shareholder servicing fees payable	415	1,111	359
Trustee fees payable	2,084	2,084	2,093
Accrued expenses	13,397	18,882	15,262
Total liabilities	40,797	968,104	76,239

Net Assets:	$ 50,032,875	$ 239,741,404	$ 42,909,057
(unlimited number of shares authorized, no par value)

Net Assets consist of:
Paid in capital	55,488,696	181,213,578	23,606,972
Distributable Earnings (Accumulated Losses)	(5,455,821)	58,527,826	19,302,085

Net Assets	$ 50,032,875	$ 239,741,404	$ 42,909,057

Class I:
Net assets applicable to Class I shares	$ 50,032,875	$ 139,560,950	$ 42,909,057

Shares outstanding (unlimited number of shares	7,157,726	7,032,132	2,440,674
authorized, no par value)

Net asset value, offering price, and	$ 6.99	$ 19.85	$ 17.58
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ 6.85	$ 19.45	$ 17.23

Class S:
Net assets applicable to Class S shares	$ -	$ 100,180,454	$ -

Shares outstanding (unlimited number of shares	-	4,859,637	-
authorized, no par value)

Net asset value, offering price, and	$ -	$ 20.61	$ -
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ -	$ 20.20	$ -

(a) The Funds will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Statements of Operations
For the six months ended June 30, 2026 (Unaudited)

			Ancora
	Ancora	Ancora/Thelen	Dividend
	Income	Small-Mid Cap	Value Equity
	Fund	Fund	Fund
Investment Income
Dividend income (a)	$ 1,518,639	$ 1,771,704	$ 423,446
Interest income	185,313	-	-
Total Income	1,703,952	1,771,704	423,446

Expenses
Investment advisor fee	125,925	1,117,625	166,454
Shareholder servicing account expenses
Class I	2,518	6,624	2,219
Fund accounting expenses	19,331	34,074	16,371
Transfer agent expenses	4,650	4,620	4,650
Legal expenses	5,725	6,227	6,058
Administration expenses	25,185	111,762	22,194
Insurance expenses	963	-	957
Custodian expenses	3,002	14,274	2,715
Auditing expenses	9,476	10,412	9,004
Printing expenses	366	1,601	196
Trustees expenses	8,320	10,634	10,592
Miscellaneous expenses	9,351	4,385	3,743
Registration expenses	9,232	17,408	3,903
Total Expenses	224,044	1,339,646	249,056
Waived Fees	-	(87,573)	(27,118)
Net Expenses	224,044	1,252,073	221,938

Net Investment Income	1,479,908	519,631	201,508

Net Realized & Unrealized Gain (Loss)
Net realized gain on unaffiliated investment securities	185,447	10,184,977	2,043,451
Net change in unrealized appreciation (depreciation) on unaffiliated investment securities	(915,526)	10,399,931	(1,512,432)
Net realized and unrealized gain (loss) on investment securities	(730,079)	20,584,908	531,019
Net increase in net assets resulting from operations	$ 749,829	$ 21,104,539	$ 732,527

(a) Net of foreign taxes withheld $0, $1,574, and $45, respectively
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Statements of Changes In Net Assets

	Ancora Income Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025
Increase in Net Assets from Operations
Net investment income	$ 1,479,908	$ 2,729,989
Net realized gain (loss) on investment securities	185,447	(341,847)
Net change in unrealized depreciation on investment securities	(915,526)	(789,494)
Net increase in net assets resulting from operations	749,829	1,598,648

Distributions
From distribution to shareholders - Class I	(1,490,105)	(2,407,258)
From return of capital - Class I	-	-
Total distributions	(1,490,105)	(2,407,258)

Capital Share Transactions - Class I
Proceeds from sale of shares	1,852,906	10,629,314
Shares issued in reinvestment of dividends	1,450,704	2,335,558
Redemption fees	-	1,748
Shares redeemed	(2,482,096)	(4,115,198)
Net increase in net assets resulting	821,514	8,851,422
from capital share transactions

Total increase in net assets	81,238	8,042,812

Net Assets
Beginning of period/year	$ 49,951,637	$ 41,908,825
End of period/year	$ 50,032,875	$ 49,951,637

Capital Share Transactions - I Shares
Shares sold	256,865	1,489,506
Shares issued in reinvestment of distributions	203,798	327,150
Shares repurchased	(346,989)	(575,997)
Net increase from capital share transactions	113,674	1,240,659

See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Statements of Changes In Net Assets

	Ancora/Thelen Small-Mid Cap Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025
Increase in Net Assets from Operations
Net investment income	$ 519,631	$ 777,115
Net realized gain on unaffiliated investment securities	10,184,977	11,690,575
Net realized loss on affiliated investment securities	-	(1,679,005)
Net capital gain distributions from underlying investment companies	-	536,726
Net change in unrealized appreciation (depreciation) on unaffiliated investment securities	10,399,931	(2,884,214)
Net change in net unrealized appreciation on affiliated investment securities	-	561,545
Net increase in net assets resulting from operations	21,104,539	9,002,742

Distributions
From distribution to shareholders - Class I	-	(10,435,810)
From distribution to shareholders - Class S	-	(7,071,902)
Total distributions	-	(17,507,712)

Capital Share Transactions - Class I
Proceeds from sale of shares	7,159,851	11,890,486
Shares issued in reinvestment of dividends	-	10,059,030
Redemption fees	152	2,938
Shares redeemed	(9,107,153)	(17,643,660)
	(1,947,150)	4,308,794
Capital Share Transactions - Class S
Proceeds from sale of shares	16,846,564	30,961,026
Shares issued in reinvestment of dividends	-	7,071,283
Shares redeemed	(13,362,789)	(8,534,517)
	3,483,775	29,497,792
Net increase in net assets resulting
from capital share transactions	1,536,625	33,806,586

Total increase in net assets	22,641,164	25,301,616

Net Assets
Beginning of period/year	$ 217,100,240	$ 191,798,624
End of period/year	$ 239,741,404	$ 217,100,240

Capital Share Transactions - I Shares
Shares sold	373,239	634,598
Shares issued in reinvestment of distributions	-	550,275
Shares repurchased	(479,393)	(956,450)
Net increase (decrease) from capital share transactions	(106,154)	228,423

Capital Share Transactions - S Shares
Shares sold	842,424	1,627,038
Shares issued in reinvestment of distributions	-	372,761
Shares repurchased	(701,770)	(450,453)
Net increase from capital share transactions	140,654	1,549,346

See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Statements of Changes In Net Assets

	Ancora Dividend Value Equity Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025
Increase in Net Assets from Operations
Net investment income	$ 201,508	$ 474,322
Net realized gain on unaffiliated investment securities	2,043,451	1,168,293
Net capital gain distributions from underlying investment companies	-	17,412
Net change in unrealized appreciation (depreciation) on investment securities	(1,512,432)	1,836,174
Net increase in net assets resulting from operations	732,527	3,496,201

Distributions
From distribution to shareholders - Class I	(150,721)	(1,615,162)
Total distributions	(150,721)	(1,615,162)

Capital Share Transactions - Class I
Proceeds from sale of shares	672,266	3,237,145
Shares issued in reinvestment of dividends	145,803	1,560,432
Redemption fees	-	695
Shares redeemed	(4,537,756)	(5,030,218)
Net decrease in net assets resulting	(3,719,687)	(231,946)
from capital share transactions

Total increase (decrease) in net assets	(3,137,881)	1,649,093

Net Assets
Beginning of period/year	$ 46,046,938	$ 44,397,845
End of period/year	$ 42,909,057	$ 46,046,938

Capital Share Transactions - I Shares
Shares sold	38,852	188,175
Shares issued in reinvestment of distributions	8,602	89,511
Shares repurchased	(261,278)	(288,413)
Net decrease from capital share transactions	(213,824)	(10,727)

See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Financial Highlights
(For a Fund share outstanding throughout each period/year)

Ancora Income Fund
	(Unaudited)
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	6/30/2026		12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021
Selected Per Share Data
Net asset value, beginning of period/year	$ 7.09		$ 7.22	$ 6.92	$ 6.64	$ 8.08	$ 7.74

Income from investment operations
Net investment income (a)	0.21		0.43	0.44	0.43	0.38	0.35
Net realized and unrealized gain (loss)	(0.10)		(0.18)	0.22	0.21	(1.46)	0.35
Total from investment operations	0.11		0.25	0.66	0.64	(1.08)	0.70

Less Distributions to shareholders:
From net investment income	(0.21)		(0.38)	(0.36)	(0.36)	(0.36)	(0.35)
From net realized gain	-		-	-	-	-	-
From return of capital	-		-	-	-	-	(0.01)
Total distributions	(0.21)		(0.38)	(0.36)	(0.36)	(0.36)	(0.36)

Paid in capital from redemption fees	-		- (e)	- (e)	- (e)	- (e)	- (e)

Net asset value, end of period/year	$ 6.99		$ 7.09	$ 7.22	$ 6.92	$ 6.64	$ 8.08

Total Return (b)	1.53%	(g)	3.56%	9.69%	9.95%	(13.59)%	9.22%

Ratios and Supplemental Data
Net assets, end of period/year (000)	$ 50,033		$ 49,952	$ 41,909	$ 35,804	$ 32,047	$ 36,588
Ratio of expenses to average net assets (c)	0.89%	(f)	0.86%	0.89%	0.95%	0.93%	1.03%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	0.89%	(f)	0.86%	0.89%	0.95%	0.93%	1.03%
Ratio of net investment income to
average net assets (c) (d)	5.88%	(f)	6.08%	6.15%	6.43%	5.31%	4.43%
Ratio of net investment income to
average net assets before waiver & reimbursement (c) (d)	5.88%	(f)	6.08%	6.15%	6.43%	5.31%	4.43%
Portfolio turnover rate	6.60%	(g)	32.03%	24.32%	51.19%	41.39%	40.56%

(a) Net investment income per share is based on average shares outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Amount is less than $0.005.
(f) Annualized
(g) Not Annualized
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Financial Highlights
(For a Fund share outstanding throughout each period/year)

Ancora/Thelen Small-Mid Cap Fund
	(Unaudited)
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	6/30/2026		12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021
Selected Per Share Data
Net asset value, beginning of period/year	$ 18.04		$ 18.83	$ 17.10	$ 14.37	$ 17.77	$ 17.59

Income from investment operations
Net investment income (a)	0.04		0.06	0.04	0.07	0.08	0.04
Net realized and unrealized gain (loss)	1.77		0.73	3.08	2.98	(3.16)	4.24
Total from investment operations	1.81		0.79	3.12	3.05	(3.08)	4.28

Less Distributions to shareholders:
From net investment income	-		(0.05)	(0.03)	(0.16)	-	(0.08)
From net realized gain	-		(1.53)	(1.36)	(0.16)	(0.32)	(4.02)
Total distributions	-		(1.58)	(1.39)	(0.32)	(0.32)	(4.10)

Paid in capital from redemption fees	-	(e)	- (e)	- (e)	-	- (e)	- (e)

Net asset value, end of period/year	$ 19.85		$ 18.04	$ 18.83	$ 17.10	$ 14.37	$ 17.77

Total Return (b)	10.03%	(g)	4.10%	18.23%	21.22%	(17.32)%	24.43%

Ratios and Supplemental Data
Net assets, end of period/year (000)	$ 139,561		$ 128,763	$ 130,101	$ 107,246	$ 92,409	$114,458
Ratio of expenses to average net assets (c)	1.20%	(f)	1.20%	1.21%	1.23%	1.25%	1.22%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.20%	(f)	1.20%	1.21%	1.23%	1.25%	1.22%
Ratio of net investment income to
average net assets (c) (d)	0.38%	(f)	0.31%	0.22%	0.45%	0.51%	0.17%
Ratio of net investment income to
average net assets before waiver & reimbursement (c) (d)	0.38%	(f)	0.31%	0.22%	0.45%	0.51%	0.17%
Portfolio turnover rate	67.87%	(g)	94.92%	83.19%	85.30%	86.41%	85.44%

(a) Net investment income per share is based on average shares outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Amount is less than $0.005.
(f) Annualized
(g) Not Annualized
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Financial Highlights
(For a Fund share outstanding throughout each period/year)

Ancora/Thelen Small-Mid Cap Fund
	(Unaudited)
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS S SHARES	6/30/2026		12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021
Selected Per Share Data
Net asset value, beginning of period/year	$ 18.72		$ 19.47	$ 17.64	$ 14.81	$ 18.26	$ 17.97

Income from investment operations
Net investment income (a)	0.06		0.10	0.08	0.11	0.11	0.09
Net realized and unrealized gain (loss)	1.83		0.76	3.19	3.08	(3.24)	4.34
Total from investment operations	1.89		0.86	3.27	3.19	(3.13)	4.43

Less Distributions to shareholders:
From net investment income	-		(0.08)	(0.08)	(0.20)	-	(0.12)
From net realized gain	-		(1.53)	(1.36)	(0.16)	(0.32)	(4.02)
Total distributions	-		(1.61)	(1.44)	(0.36)	(0.32)	(4.14)

Net asset value, end of period/year	$ 20.61		$ 18.72	$ 19.47	$ 17.64	$ 14.81	$ 18.26

Total Return (b)	10.10%	(f)	4.30%	18.49%	21.53%	(17.13)%	24.75%

Ratios and Supplemental Data
Net assets, end of period/year (000)	$ 100,180		$ 88,337	$ 61,697	$ 51,878	$ 42,794	$ 63,491
Ratio of expenses to average net assets (c)	1.00%	(e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.19%	(e)	1.19%	1.20%	1.22%	1.24%	1.21%
Ratio of net investment income to
average net assets (c) (d)	0.59%	(e)	0.50%	0.44%	0.68%	0.72%	0.40%
Ratio of net investment income to
average net assets before waiver & reimbursement (c) (d)	0.40%	(e)	0.31%	0.24%	0.46%	0.49%	0.19%
Portfolio turnover rate	67.87%	(f)	94.92%	83.19%	85.30%	86.41%	85.44%

(a) Net investment income per share is based on average shares outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Annualized
(f) Not Annualized
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Financial Highlights
(For a Fund share outstanding throughout each period/year)

Ancora Dividend Value Equity Fund
	(Unaudited)
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	6/30/2026		12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021
Selected Per Share Data
Net asset value, beginning of period/year	$ 17.35		$ 16.66	$ 14.88	$ 13.24	$ 15.16	$ 12.04

Income from investment operations
Net investment income (a)	0.08		0.18	0.18	0.21	0.19	0.14
Net realized and unrealized gain (loss)	0.21		1.13	2.26	1.62	(1.92)	3.14
Total from investment operations	0.29		1.31	2.44	1.83	(1.73)	3.28

Less Distributions to shareholders:
From net investment income	(0.06)		(0.18)	(0.21)	(0.19)	(0.17)	(0.14)
From net realized gain	-		(0.44)	(0.45)	-	(0.02)	(0.02)
Total distributions	(0.06)		(0.62)	(0.66)	(0.19)	(0.19)	(0.16)

Paid in capital from redemption fees	-		- (e)	-	- (e)	- (e)	- (e)

Net asset value, end of period/year	$ 17.58		$ 17.35	$ 16.66	$ 14.88	$ 13.24	$ 15.16

Total Return (b)	1.68%	(g)	7.84%	16.44%	13.93%	(11.41)%	27.36%

Ratios and Supplemental Data
Net assets, end of period/year (000)	$ 42,909		$ 46,047	$ 44,398	$ 39,137	$ 36,935	$ 37,670
Ratio of expenses to average net assets (c)	1.00%	(f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.12%	(f)	1.08%	1.11%	1.16%	1.17%	1.21%
Ratio of net investment income to
average net assets (c) (d)	0.91%	(f)	1.03%	1.15%	1.51%	1.36%	1.04%
Ratio of net investment income to
average net assets before waiver & reimbursement (c) (d)	0.79%	(f)	0.95%	1.04%	1.35%	1.20%	0.83%
Portfolio turnover rate	5.90%	(g)	13.01%	16.86%	16.02%	13.28%	11.90%

(a) Net investment income per share is based on average shares outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Amount is less than $0.005.
(f) Annualized
(g) Not Annualized
See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements

June 30, 2026 (Unaudited)

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora/Thelen Small-Mid Cap Fund (the “Small-Mid Cap Fund”), and Ancora Dividend Value Equity Fund (the “Dividend Value Equity Fund”), (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series. The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation. The Small-Mid Cap Fund’s investment objective is to obtain capital appreciation in the value of its shares. The Dividend Value Equity Fund’s investment objective is to provide growth of income and long-term capital appreciation. Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a “diversified” company as defined in the 1940 Act. The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class I and Class S. Class S shares are currently offered in the Small-Mid Cap Fund only. Class I and Class S shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class. Class S and Class I shares are offered continuously at net asset value (“NAV”). Class I shares are subject to shareholder service fees. Class I and Class S shares are subject to a contractual limit on total operating expenses. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. Each class is subject to different expenses on the basis of the daily net assets of each class. The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, the Advisor is deemed to be the Chief Operating Decision Maker.

The Funds will deduct a 2% redemption fee from redemption proceeds if shares are purchased and then redeemed within 90 days. For the six months ended June 30, 2026, the Income Fund – Class I did not collect any redemption fees. For the six months ended June 30, 2026, the Small-Mid Cap Fund – Class I collected $152 in redemption fees and Class S did not collect any redemption fees. For the six months ended June 30, 2026, the Dividend Value Equity Fund – Class I did not collect any redemption fees.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed. Funds identify their major tax jurisdiction as U.S. Federal; however the Funds’ are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of and during the six months ended June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to recognized tax benefits or income tax expense on the Statements of Operations. During the six months ended June 30, 2026, the Funds did not incur any interest or penalties.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis. The Small-Mid Cap Fund and Dividend Value Equity Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis. Distributions to shareholders are recorded on the ex-dividend date. All of the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a fund. The permanent reclassifications were mainly due to prior year tax return true-ups, investments in partnerships, net operating loss forfeiture and the utilization of earnings and profits distributed to shareholders on redemption of shares.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions based on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

The Funds may hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

NOTE 3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows.

Money market funds are generally priced at the ending NAV provided by the service agent of the fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Equity securities (common stocks including real estate investment trust senior securities, traditional preferred securities, and investment companies) - are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board. Manually priced securities held by the Funds (if any) are reviewed by the Board on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 within the fair value hierarchy.

Fixed income securities (including corporate bond trust certificates) - Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as Level 2 within the fair value hierarchy.

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of June 30, 2026:

Income Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Bonds & Corporate Bond Trust Certs.	$ -	$ 4,637,332	$ -	$ 4,637,332
Traditional Preferred Securities	39,802,069	-	-	39,802,069
REIT Senior Securities	864,400	-	-	864,400
Common Stocks	3,576,722	-	-	3,576,722
Money Market Funds	1,041,651	-	-	1,041,651
Total	$ 45,284,842	$ 4,637,332	$ -	$ 49,922,174

Small-Mid Cap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 237,030,901	$ -	$ -	$ 237,030,901
Money Market Funds	2,166,700	-	-	2,166,700
Total	$ 239,197,601	$ -	$ -	$ 239,197,601

Dividend Value Equity Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 42,287,359	$ -	$ -	$ 42,287,359
Money Market Funds	679,196	-	-	679,196
Total	$ 42,966,555	$ -	$ -	$ 42,966,555

* The Funds did not hold any material Level 3 assets during the six months ended June 30, 2026. For more detail on the investments in securities please refer to the Schedules of Investments. The Funds did not hold any derivative investments at any time during the six months ended June 30, 2026.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ancora is part of the Focus Financial Partners, LLC (“Focus”) partnership, a leading partnership of independent wealth management and financial services firms located throughout the United States and abroad. The Ancora Group LLC is the parent company of the Advisor. The Ancora Group LLC is a wholly owned subsidiary of Ancora Holdings Group, LLC. Ancora Holdings Group, LLC is a wholly owned subsidiary of Focus Operating, LLC, which is a wholly owned subsidiary of Focus LLC. Focus Financial Partners, LLC (“Focus Inc.”) is the sole managing member of Focus LLC. Focus Inc. is majority-owned, indirectly, and collectively, by funds affiliated with Clayton, Dubilier & Rice, LLC (“CD&R”). Funds affiliated with Stone Point Capital LLC (“Stone Point”) are indirect owners of Focus Inc.

Ancora Advisors LLC is managed by certain individuals (“Principals”), pursuant to a management agreement between Terza Partners, LLC and Ancora Advisors LLC. The Ancora Advisors LLC Principals serve as officers and leaders of Ancora Advisors LLC and, in that capacity, are responsible for the management, supervision and oversight of Ancora Advisors LLC. The Trust retains Ancora Advisors LLC to manage the Funds’ investments. Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board. The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.

As compensation for management services, Small-Mid Cap Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. As compensation for management services, the Income Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets. As compensation for management services, the Dividend Value Equity Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. For the six months ended June 30, 2026, the Advisor earned fees of $125,925 from the Income Fund, $1,117,625 from the Small-Mid Cap Fund, and $166,454 from the Dividend Value Equity Fund. At June 30, 2026, payables to the Advisor were $20,751, $173,976, and $21,934 for the Income Fund, Small-Mid Cap Fund, and Dividend Value Equity Fund, respectively.

The Advisor has contractually agreed to waive management fees in order to limit total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions and the cost of acquired fund fees and expenses) for the Income Fund to 1.285% for Class I shares until April 30, 2027, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2026, the Advisor did not waive any management fees for the Income Fund Class I shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Small-Mid Cap Fund to 1.39% for Class I shares and 1.00% for Class S shares until April 30, 2027, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2026, the Advisor waived management fees of $87,573 for the Small-Mid Cap Fund Class S shares. For the six months ended June 30, 2026, the Advisor did not waive any management fees for the Small-Mid Cap Fund Class I shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Dividend Value Equity Fund to 1.00% for Class I shares until April 30, 2027, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2026, the Advisor waived management fees of $27,118 for the Dividend Value Equity Fund Class I shares. The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee. No recoupment will occur except to the extent that the Funds’ expenses, together with the amount recovered, do not exceed the applicable expense limitation within the same fiscal year.

The Funds have entered into an Administration Agreement with The Ancora Group, LLC, an affiliate of the Advisor. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly. Under the Administration Agreement, The Ancora Group, LLC will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Fund’s compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations. For the six months ended June 30, 2026, the Funds paid $25,185 from the Income Fund, $111,762 from the Small-Mid Cap Fund, and $22,194 from the Dividend Value Equity Fund. As of June 30, 2026, The Ancora Group, LLC was owed $4,150, $18,982, and $3,591 by the Income Fund, Small-Mid Cap Fund, and Dividend Value Equity Fund, respectively, for administrative services.

The Trust retained Arbor Court Capital LLC (the “Distributor”), to act as the principal distributor of its shares. The Distributor charges $8,000 per year for its services which is paid by the Advisor. The Distributor is an affiliated entity to the Trust’s transfer agent and fund accountant. Pursuant to the Shareholder Services Agreement with The Ancora Group, LLC, each of the Funds will pay a shareholder service fee equal to 0.01% of average net assets of the Class I Shares.

Ancora Insurance Solutions LLC, a wholly owned subsidiary of Ancora Holdings Group, LLC, is the licensed insurance broker that assists the Trust in obtaining the required fidelity bond to the Funds. Annual premiums are less than $10,000 per year, with most being remitted to the insurance carrier.

Certain officers of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fee for serving as officers of the Trust.

NOTE 5. INVESTMENTS

For the six months ended June 30, 2026, purchases and sales of investment securities, other than short-term investments, in-kind purchases and sales, and short-term U.S. Government obligations were as follows:

	Income Fund	Small-Mid Cap Fund	Dividend Value Equity Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -
Other	$ 6,291,797	$ 149,548,708	$ 2,598,521

Sales
U.S. Government Obligations	$ -	$ -	$ -
Other	$ 3,212,271	$ 151,867,657	$ 6,766,558

NOTE 6. TAX MATTERS

At December 31, 2025, the costs of securities for federal income tax purposes were $50,650,200, $182,247,620, and $27,676,136 for the Income Fund, Small-Mid Cap Fund, and Dividend Value Equity Fund, respectively.

As of December 31, 2025, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Income Fund	Small-Mid Cap Fund	Dividend Value Equity Fund
Gross Appreciation	$ 1,515,718	$ 42,049,477	$ 19,034,357
Gross (Depreciation)	(2,282,235)	(6,617,790)	(646,485)
Net Appreciation (Depreciation) on Investments	$ (766,517)	$ 35,431,687	$ 18,387,872

The difference between book and tax unrealized is mainly attributable to the tax deferral of wash sales, return of capital from underlying investments, and partnership investments.

The tax character of distributions paid during the year ended December 31, 2025 is as follows:

	Income Fund	Small-Mid Cap Fund	Dividend Value Equity Fund
Ordinary income	$ 2,407,258	$ 2,477,540	$ 474,555
Long-term capital gain	-	15,030,172	1,140,607
Return of capital	-	-	-
	$ 2,407,258	$ 17,507,712	$ 1,615,162

The tax character of distributions paid during the year ended December 31, 2024 is as follows:

	Income Fund	Small-Mid Cap Fund	Dividend Value Equity Fund
Ordinary income	$ 1,939,754	$ 462,341	$ 553,799
Long-term capital gain	-	12,795,179	1,168,614
Return of capital	-	-	-
	$ 1,939,754	$ 13,257,520	$ 1,722,413

As of December 31, 2025, the following Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders and may be carried forward indefinitely retaining their character as short-term and/or long-term.

	Income Fund	Small-Mid Cap Fund	Dividend Value Equity Fund
Short-Term Capital Loss Carry Forward	$(2,215,693)	$ -	$ -
Long-Term Capital Loss Carry Forward	(2,839,718)	-	-
Total Capital Loss Carry Forward	$(5,055,411)	$ -	$ -

Under current law, capital losses and specified gains realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the current period, the Small-Mid Cap Fund, elected to defer post-October losses of $1,784,830.

As of December 31, 2025, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Income Fund	Small-Mid Cap Fund	Dividend Value Equity Fund
Accumulated undistributed ordinary income (loss)	$ 1,106,383	$ 163,467	$ -
Accumulated undistributed capital gain (loss)	-	3,612,963	332,407
Other accumulated losses	(5,055,411)	(1,784,830)	-
Unrealized appreciation (depreciation)	(766,517)	35,431,687	18,387,872
	$(4,715,545)	$ 37,423,287	$ 18,720,279

NOTE 7. NEW ACCOUNTING PRONOUNCEMENTS

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets' treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments became effective on April 9, 2024. The compliance date is June 11, 2026 for Funds with more than $1 billion in assets and December 11, 2026 for Funds with less than $1 billion in assets. Management is currently evaluating the impact of the new rule.

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. As a result of the Funds’ continued compliance with the IRC requirements of regulated investment companies and the Fund’s limited exposure to foreign withholding taxes on dividends received, management has determined that there is not material impact of the ASU on the Funds’ financial statements.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2026, National Financial Services, LLC owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund	85.16%
Small-Mid Cap Fund	53.20%
Dividend Value Equity Fund	71.98%

NOTE 9. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no additional events requiring accounting or disclosure.

PORTFOLIO HOLDINGS DISCLOSURE POLICY (UNAUDITED)

The Funds disclose their portfolio holdings in the following manner: (i) the Funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-PORT; (ii) the Funds’ Form N-PORT are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-PORT may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12 month period ended June 30, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from the Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

ADVISORY RENEWAL AGREEMENT (UNAUDITED)

Approval of Investment Advisory Agreements.

At a Board meeting held on May 6, 2026, an Advisory Agreement (the “Advisory Agreements”) between Ancora Trust, on behalf of the Funds and Ancora Advisors, LLC (the “Adviser”) was approved.

Mr. Davalla referred the Trustees to a memorandum from Thompson Hine, included in the Meeting Materials, regarding the Trustees’ duties and responsibilities with respect to approving or renewing advisory agreements. He noted that while neither Section 15(c) nor Section 36(b) of the 1940 Act stated the specific factors that the Trustees should consider in evaluating an investment advisory agreement, the types of information that typically were requested and provided, and the factors considered, had been relatively standardized as a result of a number of court decisions brought by fund shareholders as plaintiffs alleging excessive advisory fees. He noted that these factors included, but were not limited to, the following: the nature, extent and quality of the services provided by the investment adviser to the fund; the investment performance of the fund and the investment adviser; the proposed advisory fees and total expense ratios to be incurred by the fund; the profits to be realized by the adviser and its affiliates from the relationship with the fund; and the extent to which economies of scale benefit shareholders. Mr. Davalla added that rules adopted by the SEC required disclosure in certain proxies and shareholder reports of the material factors considered, and conclusions reached, by the Trustees in deciding to approve or renew an investment advisory agreement. He remarked that there was special emphasis on the disinterested trustees to exercise good faith business judgment when deciding on whether to enter into or renew an investment advisory agreement.

The Trustees reviewed the responses to the 15(c) questionnaires and the investment advisory agreement prior to the Meeting.

Nature, Extent, and Quality of Services. The Trustees considered the background information of the key investment personnel responsible for servicing the Funds, noting the experience and the extended tenure of its personnel. The Board considered that Mr. Santelli was now serving in the role of Co-Chief Investment Officer for Ancora, following the liquidation of the MicroCap Fund. The Trustees noted that Ancora continued to provide well-experienced portfolio managers as well as operational, compliance and distribution resources in managing the Funds. The Trustees reviewed Ancora’s insurance coverage and found it to be satisfactory. The Trustees concluded that they expected Ancora to continue providing quality service to the Funds for the benefit of their respective shareholders.

Performance.

Income Fund. The Trustees noted that the Income Fund’s returns were in line with the benchmark for the 1-year period. They discussed that the Fund’s returns for the 5-year, 10-year and since inception periods had significantly outperformed the benchmark. The Trustees agreed that the Fund’s performance was satisfactory.

Small-Mid Cap Fund. The Trustees observed the Small-Mid Cap Fund’s performance had underperformed its benchmark for the 1-year period. The Board considered that the Fund’s performance for the 5- year and 10-year periods was approximately in line with the benchmark returns. They noted that the Fund’s since inception performance slightly lagged the returns of the benchmark. After a discussion, the Trustees agreed that the Fund’s performance was not unreasonable.

Dividend Value Equity Fund. The Trustees noted that the Dividend Value Equity Fund’s returns had lagged the performance of its benchmark, the Russell 1000 Value Index, for the 1-year and 5-year periods. The Trustees discussed that the Fund was approximately in line with the benchmark for the since inception period. After a discussion, the Trustees agreed that the Fund’s performance was not unreasonable.

Fees and Expenses.

Income Fund. The Trustees noted that Ancora charged the Income Fund an annual advisory fee of 0.50%, which was above the peer group average but within the range of the peer group. The Trustees noted that most of the funds in the peer group had significantly greater assets than the Fund and/or were part of a much larger fund family complex. The Trustees discussed Adviser’s intensive investment process, noting that it was driven by fundamental research and well-resourced. The Trustees considered that the adviser charged a similar fee for separately managed accounts for the same strategy. The Trustees acknowledged that there was an expense limitation agreement in place with respect to the Fund and the adviser’s expectation that the Fund’s net expenses would become more competitive relative to the peer group and category to the extent that the Fund’s assets grew. The Trustees agreed that the Fund’s advisory fee was not unreasonable.

Small-Mid Cap. The Trustees noted that Ancora charged the Small-Mid Cap Fund an annual advisory fee of 1.00%, which was at the high-end of the peer group. The Trustees noted that most of the funds in the peer group had significantly greater assets than the Fund and/or were part of a much larger fund family complex. The Trustees discussed Adviser’s intensive investment process, noting that it was driven by fundamental research and well-resourced. The Trustees noted the difficulty in constructing a peer group, based on the Fund’s strategy and the Adviser’s investment process. In response to a question from the Trustees, Mr. Geers indicated that the adviser charged a similar fee for separately managed accounts for the same strategy. The Trustees acknowledged that there was an expense limitation agreement in place with respect to the Fund and the adviser’s expectation that the Fund’s net expenses would become more competitive relative to the peer group and category to the extent that the Fund’s assets grew. The Trustees agreed that the Fund’s advisory fee was not unreasonable.

Dividend Value Equity Fund. The Trustees noted that Ancora charged the Dividend Value Equity Fund an annual advisory fee of 0.75%, which was slightly above the peer group average but within the range of the peer group. The Trustees noted that most of the funds in the peer group had significantly greater assets than the Fund and/or were part of a much larger fund family complex. The Trustees discussed Adviser’s intensive investment process, noting that it was driven by fundamental research and well-resourced. Mr. Geers indicated that the adviser charged a similar fee for separately managed accounts for the same strategy. The Trustees acknowledged that there was an expense limitation agreement in place with respect to the Fund and the adviser’s expectation that the Fund’s net expenses would become more competitive relative to the peer group and category to the extent that the Fund’s assets grew. The Trustees agreed that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether Ancora had achieved economies of scale in connection with the advisory services provided to each Fund. The Trustees acknowledged that, with respect to each Fund, there was an expense limitation agreement in place with respect to such Fund and that Adviser had indicated its willingness to discuss breakpoints in the future, depending on Fund asset levels. The Trustees agreed that economies of scale had not yet been achieved and that the absence of breakpoints was currently appropriate.

Profitability. The Trustees considered whether the advisory relationships between Ancora and each of the Funds was excessively profitable. Upon review of the profitability analyses provided by Ancora, the Trustees considered the reasonableness of such profit in terms of absolute dollars and as a percentage of revenue with respect to each Fund. The Trustees agreed that Ancora’s advisory relationship with each Fund was not excessively profitable.

Conclusion. Having requested and received such information from Ancora as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreements, and as assisted by the advice of counsel, the Trustees concluded that the approval of the advisory agreement between Ancora and each of the Funds, was in the best interests of each of the Funds and their respective shareholders.

FACTS	WHAT DOES ANCORA TRUST (“ANCORA”) DO WITH YOUR PERSONAL INFORMATION?
WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information may include, but is not limited to, the following:

- Social security number   - Account Numbers

- Risk tolerance                      - Wire transfer instructions

- Income                                    - Contact Information

- Transaction history            - Investment Experience

- Assets                                      - Account Balances

HOW?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Ancora chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Ancora Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates' everyday business purposes - information about your transactions and experiences	Yes	Yes
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Pandemic response

All medical information confidential (42 U.S.C. § 12112(d)(3)(B) and 12112(d)(4)), including information related to symptoms of COVID-19 or a diagnosis of COVID-19. This includes all test results, temperature screening logs, questionnaires, and other medical information being obtained. Temperature screening machines and other protective measures may be used at our business locations to protect clients and employees from transmitting illnesses. Only employees with a need to know will have access to client’s medical information. Employees will be trained on the collection and protection of client information.

Questions?	Call Jason Geers at (216) 593-5020

Page 2 Privacy Policy
Who we are

Ancora Holdings Group LLC.

Ancora Holdings, Group LLC, is a Cleveland, Ohio based holding company which wholly owns four separate and distinct SEC Registered Investment Advisers, an insurance company, and a broker dealer.

Ancora Advisors LLC specializes in customized portfolio management for individual investors, high net worth investors, investment companies, institutions such as pension/profit sharing plans, corporations, non-profits, and unions.

Ancora Family Wealth Advisors, LLC is a leading, regional investment and wealth advisor managing assets on behalf families and high net-worth individuals.

Ancora Alternatives LLC specializes in pooled investments (private funds LPs).

Ancora Retirement Plan Advisors, LLC. specializes in providing non-discretionary investment guidance for small and midsize employer sponsored retirement plans.

Ancora Insurance Solutions LLC provides property and casualty services as well as personal line solutions and health coverage for small and large corporations.

Inverness Securities, LLC is a FINRA registered Broker Dealer.

Ancora Trust is the Trust of the Ancora Mutual Funds.

What we do

How does Ancora protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Ancora collect my personal information?

We collect your personal information, for example, when you

▪   Enter into an investment advisory contract

▪   Seek financial advice

▪   Make deposits or withdrawals from your account

▪   Tell us about your investment or retirement portfolio

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪   sharing for affiliates’ everyday business purposes—information about your creditworthiness

▪   affiliates from using your information to market to you

▪   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does share with our affiliates which may include Focus Operating, LLC
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Ancora does not jointly market.

TRUSTEES

Frank J. Roddy

Jennifer A. Rasmussen

Cindy Flynn

Frank DeFino

OFFICERS

Bradley Zucker, President, Treasurer, & Secretary

Jason Geers, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

6060 Parkland Boulevard, Suite 200
Cleveland, Ohio 44124

DISTRIBUTOR

Arbor Court Capital LLC

8000 Town Center Drive, Suite 400

Broadview Heights, Ohio 44147

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

Thompson Hine LLP

3900 Key Center,

127 Public Square,

Cleveland, Ohio 44114

CUSTODIAN

Argent Institutional Trust

4343 Easton Commons, Suite 120

Columbus, Ohio 43219

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by Arbor Court Capital LLC Member FINRA/SIPC

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 13.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 14. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 16. Controls and Procedures.

(a)	Disclosure Controls & Procedures. Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)	Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)(1) EX-99.CERT.  Filed herewith.

(a)(2) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)       EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Bradley Zucker

* Bradley Zucker

President, Treasurer and Secretary

Date: August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bradley Zucker

* Bradley Zucker

President, Treasurer and Secretary

Date: August 27, 2026

*Print the name and title of each signing officer under his or her signature.